Accounts receivable, net (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Accounts receivable, net.
Trade accounts receivable	$ 19,095,539	$ 12,375,425
Less: allowance for doubtful accounts	(330,990)	0
Accounts receivable, net	$ 18,764,549	$ 12,375,425